Insurance and Reinsurance contract Assets and Liabilities - Insurance Contracts in Analysis by Measurement Components (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	$ (102)
Opening insurance contract liabilities, beginning balance	396,401
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545
Acquisition cash flows incurred in the year	(698)	$ (878)
Closing insurance contract assets, ending balance	(194)	(102)
Closing insurance contract liabilities, ending balance	411,532	396,401
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance contracts issued
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(102)	(145)
Opening insurance contract liabilities, beginning balance	396,401	367,996
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545	114,143
Net opening balance, beginning balance	522,844	481,994
Changes that relate to future services	393	882
Changes that relate to past services	(2,683)	(2,605)
Insurance service result	(5,797)	(4,770)
Insurance finance (income) expenses	23,412	3,337
Effects of movements in foreign exchange rates	(14,202)	25,357
Total changes in income and OCI	3,413	23,924
Total cash flows	11,597	4,717
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	29	(193)
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	12,402
Net closing balance, ending balance	540,344	522,844
Closing insurance contract assets, ending balance	(194)	(102)
Closing insurance contract liabilities, ending balance	411,532	396,401
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	23,412	3,337
Insurance finance (income) expenses, per disclosure in note 6 (f)	(25,496)	(6,631)
Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(9)	(52)
Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	2,093	3,346
Insurance contracts issued | CSM, Fair value
Changes in insurance contracts for reconciliation by components [abstract]
Net opening balance, beginning balance	19,007
Net closing balance, ending balance	17,929	19,007
Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(11)
Opening insurance contract liabilities, beginning balance	(867)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0
Net opening balance, beginning balance	(878)
Net closing balance, ending balance	(698)	(878)
Closing insurance contract assets, ending balance	0	(11)
Closing insurance contract liabilities, ending balance	(698)	(867)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Analysis by measurement components | Insurance contracts issued
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(98)	(144)
Opening insurance contract liabilities, beginning balance	383,322	355,418
Opening PAA insurance contract net liabilities, beginning balance	13,075	12,577
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545	114,143
Net opening balance, beginning balance	522,844	481,994
CSM recognized for services provided	(3,130)	(2,697)
Change in risk adjustment for non-financial risk for risk expired	(1,418)	(1,430)
Experience adjustments	(551)	(532)
Changes that relate to current services	(5,099)	(4,659)
Contracts initially recognized during the year	81	104
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	332	777
Changes that relate to future services	413	881
Adjustments to liabilities for incurred claims	66	(12)
Changes that relate to past services	66	(12)
Insurance service result	(4,620)	(3,790)
Insurance finance (income) expenses	22,830	2,612
Effects of movements in foreign exchange rates	(14,127)	25,296
Total changes in income and OCI	4,083	24,118
Total cash flows	10,436	3,840
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(5)	(8)
Change in PAA balance	525	498
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	12,402
Net closing balance, ending balance	540,344	522,844
Closing insurance contract assets, ending balance	(194)	(98)
Closing insurance contract liabilities, ending balance	397,932	383,322
Closing PAA insurance contract net liabilities, ending balance	13,600	13,075
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	22,830	2,612
Analysis by measurement components | Insurance contracts issued | PAA
Changes in insurance contracts for reconciliation by components [abstract]
Insurance finance (income) expenses	582	725
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	582	725
Insurance finance (income) expenses, per disclosure in note 6 (f)	25,496	6,631
Analysis by measurement components | Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(9)	(52)
Analysis by measurement components | Insurance contracts issued | Cash flow hedges | PAA
Insurance finance (income) expenses
Reclassification of derivative	0	0
Analysis by measurement components | Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	1,908	3,333
Analysis by measurement components | Insurance contracts issued | Fair value hedges | PAA
Insurance finance (income) expenses
Reclassification of derivative	185	13
Analysis by measurement components | Insurance contracts issued | Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	(490)	(416)
Opening insurance contract liabilities, beginning balance	334,706	310,807
Opening PAA insurance contract net liabilities, beginning balance	13,201	12,712
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	126,545	114,143
Net opening balance, beginning balance	473,962	437,246
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	(551)	(532)
Changes that relate to current services	(551)	(532)
Contracts initially recognized during the year	(5,322)	(4,043)
Changes in estimates that adjust the CSM	(3,412)	(459)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	329	770
Changes that relate to future services	(8,405)	(3,732)
Adjustments to liabilities for incurred claims	81	(8)
Changes that relate to past services	81	(8)
Insurance service result	(8,875)	(4,272)
Insurance finance (income) expenses	21,158	2,317
Effects of movements in foreign exchange rates	(12,220)	21,946
Total changes in income and OCI	63	19,991
Total cash flows	10,436	3,840
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(6)	(6)
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	245	489
Movements related to insurance contract liabilities for account of segregated fund holders	2,461	12,402
Net closing balance, ending balance	487,161	473,962
Closing insurance contract assets, ending balance	(474)	(490)
Closing insurance contract liabilities, ending balance	345,183	334,706
Closing PAA insurance contract net liabilities, ending balance	13,446	13,201
Closing insurance contract liabilities for account of segregated fund holders, ending balance	129,006	126,545
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	21,158	2,317
Analysis by measurement components | Insurance contracts issued | Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	144	141
Opening insurance contract liabilities, beginning balance	22,160	22,697
Opening PAA insurance contract net liabilities, beginning balance	691	626
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	22,995	23,464
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	(1,418)	(1,430)
Experience adjustments	0	0
Changes that relate to current services	(1,418)	(1,430)
Contracts initially recognized during the year	1,102	952
Changes in estimates that adjust the CSM	867	(1,866)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	3	7
Changes that relate to future services	1,972	(907)
Adjustments to liabilities for incurred claims	(15)	(4)
Changes that relate to past services	(15)	(4)
Insurance service result	539	(2,341)
Insurance finance (income) expenses	1,238	(59)
Effects of movements in foreign exchange rates	(1,054)	1,866
Total changes in income and OCI	723	(534)
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	101	65
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	23,819	22,995
Closing insurance contract assets, ending balance	92	144
Closing insurance contract liabilities, ending balance	22,935	22,160
Closing PAA insurance contract net liabilities, ending balance	792	691
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	1,238	(59)
Analysis by measurement components | Insurance contracts issued | CSM, Fair value
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	100	32
Opening insurance contract liabilities, beginning balance	18,907	17,381
Opening PAA insurance contract net liabilities, beginning balance	0	0
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	19,007	17,413
CSM recognized for services provided	(2,175)	(2,097)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(2,175)	(2,097)
Contracts initially recognized during the year	3	2
Changes in estimates that adjust the CSM	1,432	2,388
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	1,435	2,390
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	(740)	293
Insurance finance (income) expenses	241	233
Effects of movements in foreign exchange rates	(579)	1,068
Total changes in income and OCI	(1,078)	1,594
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	17,929	19,007
Closing insurance contract assets, ending balance	87	100
Closing insurance contract liabilities, ending balance	17,842	18,907
Closing PAA insurance contract net liabilities, ending balance	0	0
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	241	233
Analysis by measurement components | Insurance contracts issued | CSM, Other
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	148	99
Opening insurance contract liabilities, beginning balance	7,610	4,592
Opening PAA insurance contract net liabilities, beginning balance	0	0
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	7,758	4,691
CSM recognized for services provided	(955)	(600)
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	(955)	(600)
Contracts initially recognized during the year	4,298	3,193
Changes in estimates that adjust the CSM	1,113	(63)
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	5,411	3,130
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	4,456	2,530
Insurance finance (income) expenses	193	121
Effects of movements in foreign exchange rates	(274)	416
Total changes in income and OCI	4,375	3,067
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Change in PAA balance	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	12,133	7,758
Closing insurance contract assets, ending balance	100	148
Closing insurance contract liabilities, ending balance	12,033	7,610
Closing PAA insurance contract net liabilities, ending balance	0	0
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	193	121
Analysis by measurement components | Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by components [abstract]
Opening insurance contract assets, beginning balance	0	0
Opening insurance contract liabilities, beginning balance	(61)	(59)
Opening PAA insurance contract net liabilities, beginning balance	(817)	(761)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	(878)	(820)
CSM recognized for services provided	0	0
Change in risk adjustment for non-financial risk for risk expired	0	0
Experience adjustments	0	0
Changes that relate to current services	0	0
Contracts initially recognized during the year	0	0
Changes in estimates that adjust the CSM	0	0
Changes in estimates that relate to losses and reversal of losses on onerous contracts	0	0
Changes that relate to future services	0	0
Adjustments to liabilities for incurred claims	0	0
Changes that relate to past services	0	0
Insurance service result	0	0
Insurance finance (income) expenses	0	0
Effects of movements in foreign exchange rates	0	0
Total changes in income and OCI	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	6	6
Acquisition cash flows incurred in the year	(5)	(8)
Change in PAA balance	179	(56)
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	(698)	(878)
Closing insurance contract assets, ending balance	1	0
Closing insurance contract liabilities, ending balance	(61)	(61)
Closing PAA insurance contract net liabilities, ending balance	(638)	(817)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$ 0	$ 0